UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07608

Nuveen North Carolina Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen North Carolina Premium Income Municipal Fund (NNC)
	August 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 149.8% (100.0% of Total Investments)

	MUNICIPAL BONDS – 149.8% (100.0% of Total Investments)

	Education and Civic Organizations – 20.6% (13.7% of Total Investments)
	Board of Governors of the University of North Carolina, Winston-Salem State University General
	Revenue Bonds, Series 2013:
$ 2,950	5.000%, 4/01/33	4/22 at 100.00	A–	$ 3,249,809
1,000	5.125%, 4/01/43	4/22 at 100.00	A–	1,095,930
5,000	East Carolina University, North Carolina, General Revenue Bonds, Series 2014A, 5.000%, 10/01/41	10/23 at 100.00	Aa2	5,677,350
1,500	Fayetteville State University, North Carolina, Limited Obligation Revenue Bonds, Student	4/21 at 100.00	AA	1,613,505
	Housing Project, Series 2011, 5.000%, 4/01/43 – AGM Insured
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Johnson & Wales University,
	Series 2013A:
1,560	5.000%, 4/01/32	4/23 at 100.00	A2	1,748,838
1,000	5.000%, 4/01/33	4/23 at 100.00	A2	1,117,890
4,440	North Carolina Capital Facilities Finance Agency, Revenue Bonds, The Methodist University,	3/22 at 100.00	BBB	4,743,252
	Series 2012, 5.000%, 3/01/34
2,500	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/15 at 100.00	AA+	2,599,600
	2005A, 5.000%, 10/01/41
2,020	North Carolina State University at Raleigh, General Revenue Bonds, Series 2013A,	10/23 at 100.00	Aa1	2,324,515
	5.000%, 10/01/42
	University of North Carolina System, Pooled Revenue Bonds, Series 2005A:
1,530	5.000%, 4/01/15 – AMBAC Insured	No Opt. Call	A	1,574,125
290	5.000%, 4/01/22 – AMBAC Insured	4/15 at 100.00	A	297,584
	University of North Carolina Wilmington, Certificates of Participation, Student Housing
	Project Revenue Bonds, Series 2006:
1,000	5.000%, 6/01/21 – FGIC Insured	6/16 at 100.00	AA–	1,046,140
1,430	5.000%, 6/01/23 – FGIC Insured	6/16 at 100.00	AA–	1,488,458
1,505	5.000%, 6/01/24 – FGIC Insured	6/16 at 100.00	AA–	1,562,943
10,200	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2007,	12/17 at 100.00	AAA	11,399,820
	5.000%, 12/01/36
250	University of North Carolina, Charlotte, Certificates of Participation, Student Housing	3/15 at 100.00	A	255,985
	Project, Series 2005, 5.000%, 3/01/21 – AMBAC Insured
	University of North Carolina, Charlotte, General Revenue Bonds, Series 2014:
2,070	5.000%, 4/01/32	4/24 at 100.00	AA–	2,409,894
1,175	5.000%, 4/01/33	4/24 at 100.00	AA–	1,361,578
1,385	5.000%, 4/01/35	4/24 at 100.00	AA–	1,593,747
1,655	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014A, 5.000%, 4/01/39	4/24 at 100.00	Aa3	1,888,256
	University of North Carolina, System Pooled Revenue Bonds, Series 2009C:
1,000	5.250%, 10/01/28	10/19 at 100.00	A3	1,111,160
1,000	5.375%, 10/01/29	10/19 at 100.00	A3	1,116,540
46,460	Total Education and Civic Organizations			51,276,919
	Health Care – 30.9% (20.6% of Total Investments)
2,750	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/19 at 100.00	AA–	3,082,338
	Carolinas HealthCare System, Refunding Series 2009A, 5.250%, 1/15/39
5,250	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/22 at 100.00	AA–	5,724,075
	Carolinas HealthCare System, Refunding Series 2012A, 5.000%, 1/15/43
4,950	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/18 at 100.00	AA–	5,192,055
	Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/47
2,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/21 at 100.00	AA–	2,194,240
	Carolinas HealthCare System, Series 2011A, 5.250%, 1/15/42
2,225	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston	4/18 at 100.00	AA	2,461,384
	Memorial Hospital Project, Series 2008A, 5.250%, 10/01/36 – AGM Insured
3,860	Nash Health Care Systems, North Carolina, Health Care Facilities Revenue Bonds, Series 2012,	5/22 at 100.00	A	4,160,231
	5.000%, 11/01/41
500	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical	10/23 at 100.00	A+	571,540
	Center, Refunding Series 2013, 5.000%, 10/01/26
555	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical	10/19 at 100.00	AA	604,789
	Center, Series 2006B, 5.125%, 10/01/31 – AGM Insured
	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds Novant Health
	Inc., Series 2010A:
4,750	5.250%, 11/01/40	11/20 at 100.00	AA–	5,160,923
5,000	5.000%, 11/01/43	11/20 at 100.00	AA–	5,355,500
2,750	North Carolina Medical Care Commission, Health Care Facilities Refunding Revenue Bonds, Blue	1/20 at 100.00	A	2,867,453
	Ridge HealthCare, Series 2010A, 5.000%, 1/01/36
	North Carolina Medical Care Commission, Health Care Facilities Revenue and Refunding Revenue
	Bonds, Columbus Regional Healthcare System, Series 2013A:
2,000	3.750%, 10/01/33	10/22 at 100.00	BBB	1,875,060
2,000	4.000%, 10/01/42	10/22 at 100.00	BBB	1,931,140
2,680	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Appalachian	7/21 at 100.00	BBB+	3,101,537
	Regional HealthCare System, Series 2011A, 6.500%, 7/01/31
2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University	6/22 at 100.00	AA	2,215,720
	Health System, Series 2012A, 5.000%, 6/01/42
2,335	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, FirstHealth of	10/17 at 100.00	AA	2,354,871
	the Carolinas Project, Refunding Series 2012A, 4.000%, 10/01/39
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Wake Forest
	Baptist Obligated Group, Series 2012A:
3,000	5.000%, 12/01/45	No Opt. Call	A+	3,255,090
9,000	4.000%, 12/01/45	12/22 at 100.00	A+	9,093,778
2,375	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds, Cape	No Opt. Call	A–	2,645,251
	Fear Valley Health System, Series 2012A, 5.000%, 10/01/27
2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds,	10/22 at 100.00	AA–	2,276,100
	WakeMed, Series 2012A, 5.000%, 10/01/27
2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Stanly Memorial	10/14 at 100.00	A+	2,009,000
	Hospital, Series 1999, 6.375%, 10/01/29
2,930	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical	6/22 at 100.00	A	3,182,537
	Center, Refunding Series 2012, 5.000%, 6/01/32
3,295	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series	1/15 at 100.00	AA–	3,308,444
	2005, 5.000%, 1/01/33 – FGIC Insured
750	Northern Hospital District Surry County, North Carolina, Health Care Facilities Revenue Bonds,	4/18 at 100.00	BBB	807,683
	Series 2008, 6.250%, 10/01/38
1,660	Onslow County Hospital Authority, North Carolina, FHA Insured Mortgage Revenue Bonds, Onslow	10/16 at 100.00	AA–	1,710,364
	Memorial Hospital Project, Series 2006, 5.000%, 4/01/31 – NPFG Insured
72,615	Total Health Care			77,141,103
	Housing/Multifamily – 3.3% (2.2% of Total Investments)
3,875	Durham Housing Authority, North Carolina, Multifamily Housing Revenue Bonds, JFK Towers	No Opt. Call	A–	4,064,604
	Project, Series 2012A, 5.000%, 12/01/47
	Mecklenburg County, North Carolina, FNMA Multifamily Housing Revenue Bonds, Little Rock
	Apartments, Series 2003:
810	5.150%, 1/01/22 (Alternative Minimum Tax)	7/18 at 100.00	AA+	843,842
2,260	5.375%, 1/01/36 (Alternative Minimum Tax)	7/18 at 100.00	AA+	2,327,258
1,000	North Carolina Capital Facilities Financing Agency, Housing Revenue Bonds, Elizabeth City	11/14 at 100.00	N/R	1,000,660
	State University, Series 2003A, 5.000%, 6/01/28 – AMBAC Insured
7,945	Total Housing/Multifamily			8,236,364
	Housing/Single Family – 2.3% (1.5% of Total Investments)
1,305	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2007-29A, 4.800%,	1/17 at 100.00	AA	1,328,607
	7/01/33 (Alternative Minimum Tax)
2,200	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2011-1,	1/21 at 100.00	AA	2,363,482
	4.500%, 1/01/28
1,895	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%,	7/16 at 100.00	AA	1,924,183
	7/01/37 (Alternative Minimum Tax)
5,400	Total Housing/Single Family			5,616,272
	Long-Term Care – 1.4% (1.0% of Total Investments)
	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian
	Homes, Series 2006:
700	5.400%, 10/01/27	10/16 at 100.00	N/R	708,498
1,500	5.500%, 10/01/31	10/16 at 100.00	N/R	1,512,255
900	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A,	1/16 at 100.00	A–	909,225
	5.000%, 1/01/36
450	North Carolina Medical Care Commission, Revenue Bonds, United Methodist Retirement Homes Inc.,	10/23 at 100.00	N/R	455,621
	Refunding Series 2013A, 5.000%, 10/01/33
3,550	Total Long-Term Care			3,585,599
	Materials – 0.6% (0.4% of Total Investments)
1,400	Columbus County Industrial Facilities and Pollution Control Financing Authority, North	3/17 at 100.00	BBB	1,421,168
	Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project,
	Series 2007A, 4.625%, 3/01/27
	Tax Obligation/General – 5.6% (3.7% of Total Investments)
	Catawba County, North Carolina, General Obligation Bonds, Limited Obligation Series 2014A:
1,000	5.000%, 6/01/30	6/24 at 100.00	Aa2	1,168,480
730	5.000%, 6/01/31	6/24 at 100.00	Aa2	848,297
	Durham, North Carolina, General Obligation Bonds, Series 2007:
2,820	5.000%, 4/01/21	4/17 at 100.00	AAA	3,117,369
1,475	5.000%, 4/01/22	4/17 at 100.00	AAA	1,638,976
1,050	Forsyth County, North Carolina, General Obligation Bonds, Limited Obligation Series 2009,	4/20 at 100.00	AA+	1,166,708
	5.000%, 4/01/30
5,100	Wake County, North Carolina, Limited Obligation Bonds, Series 2010, 5.000%, 1/01/37	1/20 at 100.00	AA+	5,896,722
12,175	Total Tax Obligation/General			13,836,552
	Tax Obligation/Limited – 17.0% (11.3% of Total Investments)
	Buncombe County, North Carolina, Limited Obligation Bonds, Series 2014A:
1,085	5.000%, 6/01/33	6/24 at 100.00	AA+	1,271,815
1,600	5.000%, 6/01/34	6/24 at 100.00	AA+	1,865,152
2,405	Charlotte, North Carolina, Certificates of Participation, Transit Projects Phase 2, Series	6/18 at 100.00	AA+	2,662,046
	2008A, 5.000%, 6/01/33
2,085	Dare County, North Carolina, Installment Purchase Contract, Limited Obligation Series 2012B,	6/22 at 100.00	AA–	2,392,517
	5.000%, 6/01/28
1,390	Durham, North Carolina, Certificates of Participation, Series 2005B, 5.000%, 6/01/25	6/15 at 100.00	AA+	1,440,110
1,060	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	1,136,882
	Harnett County, North Carolina, Certificates of Participation, Series 2009:
1,000	5.000%, 6/01/28 – AGC Insured	6/19 at 100.00	AA	1,102,760
500	5.000%, 6/01/29 – AGC Insured	6/19 at 100.00	AA	548,265
1,051	Hillsborough, North Carolina, Special Assessment Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	1,120,009
	Jacksonville Public Facilities Corporation, North Carolina, Limited Obligation Bonds,
	Series 2012:
1,065	5.000%, 4/01/29	4/22 at 100.00	A1	1,198,956
1,165	5.000%, 4/01/30	4/22 at 100.00	A1	1,304,019
1,000	5.000%, 4/01/31	4/22 at 100.00	A1	1,113,630
200	5.000%, 4/01/32	4/22 at 100.00	A1	222,018
400	Mecklenburg County, North Carolina, Certificates of Participation, Series 2009A,	2/19 at 100.00	AA+	442,852
	5.000%, 2/01/27
8,065	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series	7/21 at 100.00	AA	8,984,085
	2011, 5.000%, 7/01/41
1,135	Raleigh, North Carolina, Certificates of Participation, Series 2007, 5.000%, 2/01/27	2/17 at 100.00	AA+	1,230,136
1,000	Raleigh, North Carolina, Limited Obligation Bonds, Series 2013, 5.000%, 10/01/33	10/23 at 100.00	AA+	1,161,930
	Raleigh, North Carolina, Limited Obligation Bonds, Series 2014A:
1,195	5.000%, 10/01/25	10/24 at 100.00	AA+	1,475,526
1,305	5.000%, 10/01/26	10/24 at 100.00	AA+	1,592,674
5,000	Sampson County, North Carolina, Certificates of Participation, Series 2006, 5.000%,	6/17 at 100.00	AA	5,424,950
	6/01/34 – AGM Insured
2,450	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/29	6/18 at 100.00	AA+	2,739,027
1,750	Wilson County, North Carolina, Certificates of Participation, School Facilities Project,	4/17 at 100.00	Aa3	1,925,998
	Series 2007, 5.000%, 4/01/25 – AMBAC Insured
37,906	Total Tax Obligation/Limited			42,355,357
	Transportation – 16.1% (10.8% of Total Investments)
5,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding	7/20 at 100.00	Aa3	5,399,600
	Series 2010A, 5.000%, 7/01/39
10	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding	7/20 at 100.00	Aa3	11,232
	Series 2010B, 5.375%, 7/01/28 (Alternative Minimum Tax)
1,400	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Series	7/21 at 100.00	Aa3	1,532,468
	2010B, 5.000%, 7/01/36 (Alternative Minimum Tax)
1,425	Charlotte, North Carolina, Airport Revenue Bonds, Refunding Series 2011A, 5.000%, 7/01/41	No Opt. Call	Aa3	1,549,873
2,725	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010A,	2/20 at 100.00	A3	2,964,909
	5.250%, 2/01/40
515	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010B,	2/20 at 100.00	A3	562,004
	5.000%, 2/01/29
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A:
140	5.000%, 1/01/21 – AGC Insured	1/19 at 100.00	AA	157,027
265	5.375%, 1/01/26 – AGC Insured	1/19 at 100.00	AA	295,038
1,640	5.500%, 1/01/29 – AGC Insured	1/19 at 100.00	AA	1,831,388
7,335	5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA	8,135,395
	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds,
	Series 2009B:
150	0.000%, 1/01/31 – AGC Insured	No Opt. Call	AA	78,660
4,355	0.000%, 1/01/33 – AGC Insured	No Opt. Call	AA	2,079,817
2,300	0.000%, 1/01/34 – AGC Insured	No Opt. Call	AA	1,059,196
2,345	0.000%, 1/01/35 – AGC Insured	No Opt. Call	AA	1,047,981
7,505	0.000%, 1/01/37 – AGC Insured	No Opt. Call	AA	3,038,399
1,325	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AA	510,576
1,235	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A–	1,284,128
	7/01/20 – SYNCORA GTY Insured
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding
	Series 2010A:
2,490	5.000%, 5/01/26	No Opt. Call	Aa3	2,903,440
4,125	5.000%, 5/01/36	5/20 at 100.00	Aa3	4,683,855
1,000	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2007, 5.000%,	5/17 at 100.00	AA+	1,055,830
	5/01/37 – FGIC Insured (Alternative Minimum Tax)
47,285	Total Transportation			40,180,816
	U.S. Guaranteed – 15.1% (10.1% of Total Investments) (4)
	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds,
	Series 2007:
1,840	5.250%, 10/01/27 (Pre-refunded 10/01/17)	10/17 at 100.00	N/R (4)	2,105,402
1,725	5.250%, 10/01/38 (Pre-refunded 10/01/17)	10/17 at 100.00	N/R (4)	1,973,814
30	Appalachian State University, North Carolina, Revenue Bonds, Series 2005, 5.250%, 7/15/17	7/15 at 100.00	Aa3 (4)	33,882
	(Pre-refunded 7/15/15) – NPFG Insured
	Charlotte, North Carolina, Airport Revenue Bonds, Series 2004A:
600	5.250%, 7/01/24 – NPFG Insured (Pre-refunded 11/06/14)	11/14 at 100.0	AA– (4)	602,490
2,710	5.000%, 7/01/29 – NPFG Insured (Pre-refunded 11/06/14)	11/14 at 100.0	AA– (4)	2,719,919
1,935	5.000%, 7/01/34 – NPFG Insured (Pre-refunded 11/06/14)	11/14 at 100.0	AA– (4)	1,942,024
500	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA+ (4)	509,240
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
	Craven County, North Carolina, Certificates of Participation, Series 2007:
160	5.000%, 6/01/23 (Pre-refunded 6/01/17) – NPFG Insured	6/17 at 100.00	AA– (4)	179,787
3,000	5.000%, 6/01/27 (Pre-refunded 6/01/17) – NPFG Insured	6/17 at 100.00	AA– (4)	3,371,010
	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005A:
500	5.000%, 6/01/25 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	518,445
1,295	5.000%, 6/01/26 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,342,773
1,680	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Cleveland County	1/21 at 100.00	N/R (4)	2,106,132
	Healthcare System, Refunding Series 2011A, 5.750%, 1/01/35 (Pre-refunded 1/01/21)
2,250	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Series	10/14 at 100.00	AA (4)	2,261,070
	2009A, 5.625%, 10/01/38 (Pre-refunded 10/01/14) – AGC Insured
	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center,
	Series 2007:
500	5.000%, 11/01/20 (Pre-refunded 11/01/17)	11/17 at 100.00	N/R (4)	569,215
3,425	5.000%, 11/01/27 (Pre-refunded 11/01/17)	11/17 at 100.00	N/R (4)	3,899,123
2,035	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004,	11/14 at 100.00	N/R (4)	2,052,033
	5.000%, 11/01/24 (Pre-refunded 11/01/14)
4,260	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1986, 5.000%,	No Opt. Call	Aaa	5,027,695
	1/01/20 (ETM)
2,990	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A, 5.000%,	3/16 at 100.00	N/R (4)	3,203,845
	3/01/36 (Pre-refunded 3/01/16)
2,250	Rutherford County, North Carolina, Certificates of Participation, Series 2007, 5.000%,	12/17 at 100.00	AA (4)	2,568,533
	12/01/27 (Pre-refunded 12/01/17) – AGM Insured
	University of North Carolina System, Pooled Revenue Bonds, Series 2005A:
555	5.000%, 4/01/22 (Pre-refunded 4/01/15) – AMBAC Insured	4/15 at 100.00	N/R (4)	570,973
155	5.000%, 4/01/22 (Pre-refunded 4/01/15) – AMBAC Insured	4/15 at 100.00	N/R (4)	159,461
34,395	Total U.S. Guaranteed			37,716,866
	Utilities – 10.1% (6.8% of Total Investments)
5,000	North Carolina Capital Facilities Financing Agency, Solid Waste Disposal Revenue Bond, Duke	11/20 at 100.00	Aa2	5,244,450
	Energy Carolinas Project, Refunding Series 2008B, 4.625%, 11/01/40
2,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005,	1/16 at 100.00	A–	2,661,200
	5.250%, 1/01/20 – AMBAC Insured
1,400	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2009B,	1/19 at 100.00	A–	1,575,854
	5.000%, 1/01/26
3,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012A,	7/22 at 100.00	A–	4,071,900
	5.000%, 1/01/25
	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds,
	Series 1993B:
95	6.000%, 1/01/22	No Opt. Call	A–	119,083
180	6.000%, 1/01/22 – FGIC Insured	No Opt. Call	A3	225,630
1,100	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series	1/19 at 100.00	A	1,242,571
	2009A, 5.000%, 1/01/30
	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding
	Series 2012A:
4,000	5.000%, 1/01/18	No Opt. Call	A	4,546,000
2,000	5.000%, 1/01/19	No Opt. Call	A	2,321,740
1,050	4.000%, 1/01/20	No Opt. Call	A	1,182,741
250	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2008A,	1/18 at 100.00	A	280,633
	5.250%, 1/01/20
1,535	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2012B,	No Opt. Call	A	1,820,403
	5.000%, 1/01/21
22,610	Total Utilities			25,292,205
	Water and Sewer – 26.8% (17.9% of Total Investments)
1,605	Broad River Water Authority, North Carolina, Water System Revenue Bonds, Series 2005, 5.000%,	6/15 at 100.00	A2	1,640,936
	6/01/20 – SYNCORA GTY Insured
3,100	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%,	4/18 at 100.00	AA	3,433,281
	4/01/31 – AGM Insured
1,145	Brunswick County, North Carolina, Enterprise Systems Revenue Refunding Bonds, Series 2012A,	4/22 at 100.00	AA–	1,358,268
	5.000%, 4/01/25
	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds,
	Series 2008:
425	5.000%, 8/01/28	8/18 at 100.00	AA	481,117
1,005	5.000%, 8/01/35	8/18 at 100.00	AA	1,120,967
2,135	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Series	8/21 at 100.00	AA	2,423,631
	2011, 5.000%, 8/01/31
1,000	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2008,	7/18 at 100.00	AAA	1,119,360
	5.000%, 7/01/38
	Dare County, North Carolina, Utilities System Revenue Bonds, Series 2011:
3,860	5.000%, 2/01/36	2/21 at 100.00	AA	4,275,722
1,250	5.000%, 2/01/41	2/21 at 100.00	AA	1,373,188
8,600	Durham, North Carolina, Utility System Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/41	6/21 at 100.00	AAA	9,552,620
1,535	Mooresville, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2012,	5/22 at 100.00	AA–	1,781,782
	5.000%, 5/01/28
1,210	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%,	6/18 at 100.00	AA–	1,371,729
	6/01/23 – NPFG Insured
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009A:
2,020	6.000%, 6/01/34 – AGC Insured	6/19 at 100.00	AA	2,376,227
1,020	6.000%, 6/01/36 – AGC Insured	6/19 at 100.00	AA	1,193,818
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2011:
600	5.625%, 6/01/30 – AGC Insured	6/21 at 100.00	AA	685,044
2,100	5.750%, 6/01/36 – AGC Insured	6/21 at 100.00	AA	2,379,930
1,400	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B, 5.000%,	11/14 at 100.00	A+	1,405,446
	6/01/23 – SYNCORA GTY Insured
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2012A:
550	5.000%, 3/01/30	3/22 at 100.00	AAA	639,276
1,600	5.000%, 3/01/31	3/22 at 100.00	AAA	1,853,808
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2013A:
5,000	5.000%, 3/01/28	3/23 at 100.00	AAA	5,979,200
3,785	5.000%, 3/01/43	3/23 at 100.00	AAA	4,308,428
4,010	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A,	3/16 at 100.00	AAA	4,236,365
	5.000%, 3/01/36
1,000	Wilmington, North Carolina, Water and Sewer Revenue Bonds, Series 2005, 5.000%, 6/01/25 –	6/15 at 100.00	AA	1,035,200
	AGM Insured
9,900	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 2007A,	6/17 at 100.00	AAA	10,825,450
	5.000%, 6/01/37
59,855	Total Water and Sewer			66,850,793
$ 351,596	Total Long-Term Investments (cost $350,133,163)			373,510,014
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (50.1)% (5)			(125,000,000)
	Other Assets Less Liabilities – 0.3%			886,617
	Net Assets Applicable to Common Shares – 100%			$ 249,396,631

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$373,510,014	$ —	$373,510,014

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of August 31, 2014, the cost of investments was $349,982,241.

Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2014, were as follows:

Gross unrealized:
Appreciation	$23,997,608
Depreciation	(469,835)
Net unrealized appreciation (depreciation) of investments	$23,527,773

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total
Investments is 33.5%.
(ETM)	Escrowed to maturity.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen North Carolina Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         October 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         October 30, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         October 30, 2014